RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 — RELATED PARTY TRANSACTIONS

On June 10, 2021, Hapi Café Inc. (“HCI”) signed a convertible loan agreement with Ketomei Pte. Ltd. (“Ketomei”), pursuant to which HCI has agreed to grant Ketomei a loan of an aggregate principal amount of $75,525 (SG$100,000). On March 21, 2022, HCI signed a legally binding term sheet with Ketomei, and HCI has agreed to invest in Ketomei $258,186 (SG$350,000) for 28% interest in Ketomei. The investment was partially paid by the $75,525 (SG$100,000) loan borrowed to Ketomei and the accrued interest of $6,022 (SG$6,433). The balance of $183,311 (SG$243,567) was paid in cash.

On July 28, 2022 HCI entered into binding term sheet with Ketomei and Tong Leok Siong Constant, pursuant to which HCI lent Ketomei $43,254 (SG$60,000). This loan had a 0% interest rate for the first 60 days and an interest rate of 8% per annum afterwards.

On August 4, 2022, the same parties entered into another binding term sheet (the “Second Term Sheet”) pursuant to which HCI agreed to lend Ketomei up to $260,600 (SG$360,000) pursuant to a convertible loan, with a term of 12 months. After the initial 12 months, the interest on such loan will be 8%. As of August 31, 2023, the $263,766 (SG$360,000) loan was paid by the $214,903 (SG$293,310) loan borrowed to Ketomei and $48,862 (SG$66,690) was paid for the expenses on behalf of Ketomei. In addition, pursuant to the Second Term Sheet, the July 28, 2022, loan was modified to include conversion rights. The Parties agree that the conversion rate will be at approximately $0.022 per share.

On August 31, 2023, the same parties entered into another binding term sheet pursuant to which HCI agreed to lend Ketomei up to $36,634 (SG$50,000) pursuant to a convertible loan, with a term of 12 months. After the initial 12 months, the interest on such loan will be 3.5%. As of October 31, 2023, the $37,876 (SG$50,000) loan was paid to Ketomei.

On October 26, 2023, the same parties entered into another binding term sheet pursuant to which HCI agreed to lend Ketomei up to $37,876 (SG$50,000) pursuant to a non- convertible loan, with a term of 12 months. After the initial 12 months, the interest on such loan will be 3.5%. As of March 31, 2024, the $37,000 (SG$50,000) loan was paid by the $21,134 (SG$28,560) loan borrowed to Ketomei and $15,865 (SG$21,440) was paid for the expenses on behalf of Ketomei.

On February 20, 2024, the Company invested an additional $312,064 (SG$420,000) for an additional 38.41% ownership interest in Ketomei by converting $312,064 (SG$420,000) convertible loan. The loan was impaired at the year ended December 31, 2023, therefore, $312,064 (SG$420,000) was transferred from impairment of convertible loan to impairment of equity method investment. After this additional investment, the Company owns 55.65% of Ketomei’s outstanding shares and Ketomei is consolidated into the financial statements of HWH International Inc. beginning on February 20, 2024.

On March 20, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with Sharing Services Global Corporation (“SHRG”), pursuant to which the Company purchased from SHRG a (i) Convertible Promissory Note (the “Convertible Note”) in the amount of $250,000, convertible into 208,333,333 shares of SHRG’s common stock at the option of the Company, and (ii) certain warrants exercisable into 208,333,333 shares of SHRG’s common stock at an exercise price of $0.0012 per share, the exercise period of the warrant being five (5) years from the date of the Securities Purchase Agreement, for an aggregate purchase price of $250,000. At the time of filing, the Company has not converted any of the debt contemplated by the Convertible Note nor exercised any of the warrants.

Financial assets measured at fair value on a recurring basis are summarized below and disclosed on the consolidated balance sheet as of March 31, 2024 and December 31, 2023:

	Fair Value Measurement Using			Amount at
	Level 1	Level 2	Level 3	Fair Value
March 31, 2024
Asset
Warrants – SHRG	$-	$141,667	$-	$141,667
Convertible loans receivable – SHRG	-	324,521	-	$324,521

Total Investment in securities at Fair Value	$-	$466,188	$-	$466,188

The fair value of the SHRG warrants under level 2 category as of March 31, 2024 was calculated using a Black-Scholes valuation model valued with the following weighted average assumptions:

March 31,
2024

Stock price	$0.0016
Exercise price	$0.0012
Risk free interest rate	4.22%

Annualized volatility	136.81%
Dividend Yield	$0.00%
Year to maturity	4.96

The Company has elected to recognize the convertible loan at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Company engaged third party valuation firm to perform the valuation of convertible loans. The fair value of the convertible loans is calculated using the binomial tree model based on probability of remaining as straight debt using discounted cash flow with the following assumptions:

March 31, 2024
Risk-free interest rate	4.417%
Expected life	2.96 year
Discount rate	6.00%
Expected volatility	132.407%
Expected dividend yield	0%
Fair value	$324,521

Changes in the observable input values would likely cause material changes in the fair value of the Company’s Level 2 financial instruments. A significant increase (decrease) in this likelihood would result in a higher (lower) fair value measurement.

Revenue from F&B business amounting to approximately $1,344 and $1,314 was related to corporate sales. That revenue was derived from corporate sales to related parties who purchased meals and paid for their staff, during the three months ended March 31, 2024 and 2023, respectively.

Included in Accounts Receivable, net at March 31, 2024 and December 31, 2023 is $8,953 and $7,405, respectively, of amounts due from related parties.

Included in other income during the three months ended March 31, 2024 and 2023 is $1,819 and $1,723, respectively of rental income from related parties.

Note 13. Related Party Transactions

On December 31, 2023, the total convertible note receivable from Ketomei was $368,299, Considering ASC 326 and after reviewing the performance of Ketomei, the Company decided to record 100% impairment for the convertible note receivable and investment in associate (Note 18).

On June 10, 2021, Hapi Café Inc. (“HCI”) signed a convertible loan agreement with Ketomei Pte. Ltd. (“Ketomei”), pursuant to which HCI has agreed to grant Ketomei a loan of an aggregate principal amount of $75,525 (SG$100,000). On March 21, 2022, HCI signed a legally binding term sheet with Ketomei, and HCI has agreed to invest in Ketomei $258,186 (SG$350,000) for 28% interest in Ketomei. The investment was partially paid by the $75,525 (SG$100,000) loan borrowed to Ketomei and the accrued interest of $6,022 (SG$6,433). The balance of $183,311 (SG$243,567) was paid in cash.

On July 28, 2022 HCI entered into binding term sheet with Ketomei and Tong Leok Siong Constant, pursuant to which HCI lent Ketomei $43,254 (SG$60,000). This loan had a 0% interest rate for the first 60 days and an interest rate of 8% per annum afterwards.

On August 4, 2022, the same parties entered into another binding term sheet (the “Second Term Sheet”) pursuant to which HCI agreed to lend Ketomei up to $260,600 (SG$360,000) pursuant to a convertible loan, with a term of 12 months. After the initial 12 months, the interest on such loan will be 8%. As of August 31, 2023, the $263,766 (SG$360,000) loan was paid by the $214,903 (SG$293,310) loan borrowed to Ketomei and $48,862 (SG$66,690) was paid for the expenses on behalf of Ketomei. In addition, pursuant to the Second Term Sheet, the July 28, 2022, loan was modified to include conversion rights. The Parties agree that the conversion rate will be at approximately $0.022 per share.

On August 31, 2023, the same parties entered into another binding term sheet pursuant to which HCI agreed to lend Ketomei up to $36,634 (SG$50,000) pursuant to a convertible loan, with a term of 12 months. After the initial 12 months, the interest on such loan will be 3.5%. As of October 31, 2023, the $37,876 (SG$50,000) loan was paid to Ketomei.

On October 26, 2023, the same parties entered into another binding term sheet pursuant to which HCI agreed to lend Ketomei up to $37,876 (SG$50,000) pursuant to a non- convertible loan, with a term of 12 months. After the initial 12 months, the interest on such loan will be 3.5%. As of December 31, 2023, the $6,766 (SG$8,932) loan was paid to Ketomei. HCI will pay the balance of $31,110 (SG$41,068) to Ketomei in the future.

The amount due from Ketomei at December 31, 2023 and 2022 are $0 and $198,125 respectively.

Revenue from F&B business amounting to approximately $7,444 and $3,287 was related to corporate sales. That revenue was derived from corporate sales to related parties who purchased meals and paid for their staff, during the years ended December 31, 2023 and 2022, respectively.

Included in Accounts Receivable, net at December 31, 2023 and 2022 is $7,405 and $560, respectively, of amounts due from related parties.

Included in other income during the year ended December 31, 2023 and 2022 is $6,756 and $3,780, respectively of rental income from related parties.

NOTE 5 — RELATED PARTIES

Founder Shares

On November 8, 2021, the Sponsor received 2,156,250 shares of the Company’s Class B common stock (the “Founder Shares”) for $25,000. The Founder Shares include an aggregate of up to 281,250 shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will equal, on an as-converted basis, to approximately 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering (excluding the placement units and underlying securities). In connection with the exercise of the underwriters’ overallotment option, these shares are no longer subject to forfeiture.

The holder of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On November 8, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) May 8, 2022, or (ii) the consummation of the Initial Public Offering. As of November 30, 2023 and November 30, 2022, there was no amount outstanding under the Promissory Note.

Advances from Related Party

The Sponsor paid certain offering costs on behalf of the Company and advanced working capital to the Company. These advances are due on demand and are non-interest bearing. During the year ended November 30, 2022, the Sponsor paid a total of $75,000 of offering and operating costs on behalf of the Company. During the year ended November 30, 2022, the Company repaid the outstanding balance of $211,153. During the year ended November 30, 2023, the Sponsor paid a total of $33,475 of operating costs on behalf of the Company. During the year ended November 30, 2023, the Company repaid the outstanding balance. As of November 30, 2023 and November 30, 2022, $0 and $0 was due to the related party, respectively.

General and Administrative Services

Commencing on the date the Units are first listed on the Nasdaq, the Company has agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support for up to 24 months. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. During the years ended November 30, 2023 and 2022, the Company recorded charges of $120,000 and $100,000, respectively, to the statement of operations pursuant to the agreement.

Related Party Loans

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into units at a price of $10.00 per unit. Such units would be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of November 30, 2023 and 2022, there were no amounts outstanding under the Working Capital Loans.

Extension Loan

On May 1, 2023, the Company amended the Investment Management Trust Agreement (the “Trust Agreement”) with Wilmington Trust, National Association, a national banking association (“Wilmington Trust”), which was entered into on January 31, 2022 and on May 2, 2023 the Company filed an Amendment to the Amended and Restated Certificate of Incorporation. The Trust Agreement and Amended and Restated Certificate of Incorporation are now amended, in part, so that the Company’s ability to complete a business combination may be extended in additional increments of one month up to a total of twenty-one (21) additional months from the closing date of the Offering, subject to the payment into the trust account by the Company of one-third of 1% of the funds remaining in the trust account following any redemptions in connection with the approval of the amendment to the Company’s Amended and Restated Certificate of Incorporation. The Sponsor has funded the first 30-day extension payment on May 3, 2023 and made subsequent extension payments on June 5th and July 6th totaling $205,305 payments during the year ended on November 30, 2023. The Sponsor is entitled to the repayment of these extension payments, without interest. If the Company completes its initial Business Combination, it will, at the option of the Sponsor, repay the extension payments out of the proceeds of the Trust Account released to it or issue securities of the Company in lieu of repayment. As of November 30, 2023 and 2022 there was $205,305 and $0, respectively, outstanding under the extension loan.

Due from Sponsor

Due from sponsor was $0 and $13,000 at November 30, 2023 and November 30, 2022, respectively and represents expenses paid by the Company on behalf of the Sponsor.